Inventories - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories
Cost of revenues	$ 560,725	$ 617,050	$ 660,391
Inventory write-down	$ 17,087	$ 13,551	$ 21,540